united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Annual Report

June 30, 2016

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Funds (the “Funds”). Ladenburg Thalmann Asset Management (“LTAM”) has been an asset manager since 1982, and have over 10 years of experience in managing ETF portfolios along with other strategies. We believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management and disciplined longterm - investing. With that in mind, the Funds have been carefully structured and designed for long-term investing; however, they are not static. This letter addresses the Fund’s 2015-2016 fiscal year (July 1st, 2015 to June 30th, 2016).

Market volatility and uncertainty were dominating themes in the second half of 2015. Within days of the Funds’ inception (August 24, 2015), global growth concerns in China helped trigger the first U.S. equity market correction since 2011, of over 10%. The market sold off further with oil prices plummeting to near historical lows and the Fed hiking for the first time in nearly a decade. This took a toll on most asset classes for the year and as a diversified strategy, the Funds were hurt by their exposure to mid and small caps, MLPs, high yield, and floating rate positions. As of 12/31/2015, Ladenburg Income Fund was down 2.00%, Ladenburg Income & Growth Fund was down 1.10%, Ladenburg Growth & Income Fund was down 0.50%, Ladenburg Growth Fund was down 0.70%, and Ladenburg Aggressive Growth was down 0.90%.

In early 2016, we significantly de-risked our portfolios by either trimming or eliminating the aforementioned volatile positions to move toward more conservative asset classes. Although the market rallied through the first half of 2016, our portfolio changes proved to be beneficial, after the markets were shocked again by the unforeseen Brexit event that occurred on June 24th, 2016. Risk assets gave back nearly all of their gains from the year, if not more and already expensive US bonds enjoyed another rally at the cost of equities. Consequentially, the top performing Ladenburg Fund YTD (through June 30th, 2016) was the Income Fund, +4.09%. The other four Ladenburg Funds performed in line with their asset allocation, with the Income and Growth Fund finishing the quarter +1.93%, Growth and Income Fund +1.41%, Growth Fund +1.32%, and Aggressive Growth Fund +2.94%.

Going forward, we believe our portfolios are well positioned for this volatile environment. We are currently underweight global equities, with less than 3% exposure to U.K. across all five funds. We are planning on further rebalancing our portfolios in the near future to cope with volatility caused by concerns over political turmoil both domestic and overseas and a slow growth environment.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,

Ladenburg Thalmann Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in the Fund you should read the prospectus and any other documents carefully and consider the risks the Fund faces through its direct investments and its investments in Investment Funds.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided fo illustrative purposes only. The volatility of any Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the adviser’s decision-making. It is no possible t to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer an Distributor of the fund. Both financial entities are wholly owned subsidiaries of our parent company Ladenburg Thalmann Financial Services, Inc.” which is listed on the NYSE_MKT exchange under the symbol LTS. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Investments: - Not FDIC Insured - No Bank Guarantee - May Lose Value

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the period ended June 30, 2016, as compared to its benchmark:

Since Inception**
Ladenburg Income Fund Class A	1.90%
Ladenburg Income Fund Class A with load of 5.00%	(3.23)%
Ladenburg Income Fund Class C	1.70%
Ladenburg Income Fund Class I	1.90%
S&P 500 Total Return Index ***	12.97%
Barclays Gov’t/Credit Bond Index ****	5.15%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.45%, 3.20% and 2.20% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2016	% of Net Assets
Debt Funds	79.02%
Equity Funds	27.78%
Mutual Funds	8.20%
Short-Term Investments	12.23%
Liabilities in Excess of Other Assets	(27.23)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the period ended June 30, 2016, as compared to its benchmark:

Since Inception**
Ladenburg Income & Growth Fund Class A	0.60%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(4.43)%
Ladenburg Income & Growth Fund Class C	0.60%
Ladenburg Income & Growth Fund Class I	0.60%
S&P 500 Total Return Index ***	12.97%
Barclays Gov’t/Credit Bond Index ****	5.15%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.44%, 3.19% and 2.19% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2016	% of Net Assets
Debt Funds	46.53%
Equity Funds	45.19%
Mutual Funds	10.40%
Short-Term Investments	9.17%
Liabilities in Excess of Other Assets	(11.29)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the period ended June 30, 2016, as compared to its benchmark:

Since Inception**
Ladenburg Growth & Income Fund Class A	0.50%
Ladenburg Growth & Income Fund Class A with load of 5.00%	(4.56)%
Ladenburg Growth & Income Fund Class C	0.00%
Ladenburg Growth & Income Fund Class I	0.60%
S&P 500 Total Return Index ***	12.97%
Barclays Gov’t/Credit Bond Index ****	5.15%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.43%, 3.18% and 2.18% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2016	% of Net Assets
Equity Funds	60.44%
Debt Funds	29.09%
Mutual Funds	6.45%
Short-Term Investments	36.82%
Liabilities in Excess of Other Assets	(32.80)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the period ended June 30, 2016, as compared to its benchmark:

Since Inception**
Ladenburg Growth Fund Class A	0.00%
Ladenburg Growth Fund Class A with load of 5.00%	(5.03)%
Ladenburg Growth Fund Class C	(0.60)%
Ladenburg Growth Fund Class I	0.00%
S&P 500 Total Return Index ***	12.97%
Barclays Gov’t/Credit Bond Index ****	5.15%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.41%, 3.16% and 2.16% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2016	% of Net Assets
Equity Funds	72.80%
Debt Funds	15.18%
Mutual Funds	6.72%
Short-Term Investments	12.67%
Liabilities in Excess of Other Assets	(7.37)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the period ended June 30, 2016, as compared to its benchmark:

Since Inception**
Ladenburg Aggressive Growth Fund Class A	1.40%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	(3.70)%
Ladenburg Aggressive Growth Fund Class C	0.80%
Ladenburg Aggressive Growth Fund Class I	1.10%
S&P 500 Total Return Index ***	12.97%
Barclays Gov’t/Credit Bond Index ****	5.15%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.40%, 3.15% and 2.15% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2016	% of Net Assets
Equity Funds	103.87%
Mutual Funds	9.73%
Debt Funds	6.08%
Short-Term Investments	3.09%
Liabilities in Excess of Other Assets	(22.77)%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Value

	MUTUAL FUNDS - 8.20%
1,251	AQR Style Premia Alternative LV Fund - Class I	$13,070
598	JPMorgan Hedged Equity Fund	9,734
	TOTAL MUTUAL FUNDS (Cost - $22,651)	22,804

	EXCHANGE TRADED FUNDS - 106.80%
	DEBT FUND - 79.02%
619	AllianzGI Structed Return Fund	9,764
457	iShares 1-3 Year Credit Bond ETF	48,483
378	iShares GNMA Bond ETF	19,339
283	iShares 0-5 Year High Yield Corporate Bond ETF	13,114
1,227	SPDR Doubleline Total Return Tactical ETF	61,252
549	Vanguard Intermediate-Term Bond ETF	48,350
239	Vanguard Short-Term Bond ETF	19,373
		219,675
	EQUITY FUND - 27.78%
201	JPMorgan Diversified Return International Equity ETF	9,945
580	Schwab U.S. Large-Cap Growth ETF	30,433
530	Schwab U.S. Large-Cap Value ETF	23,739
64	Vanguard Mid-Cap Growth ETF	6,521
74	Vanguard Mid-Cap Value ETF	6,592
		77,230
	TOTAL EXCHANGE TRADED FUNDS (Cost - $292,997)	296,905

	SHORT-TERM INVESTMENT - 12.23%
	MONEY MARKET FUND
34,007	Goldman Sachs Financial Square Funds - Government, 0.29% + (Cost - $34,007)	34,007

	TOTAL INVESTMENTS - 127.23% (Cost - $349,655) (a)	$353,716
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.23)%	(75,705)
	TOTAL NET ASSETS - 100.00%	$278,011

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $349,662 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,123
Unrealized depreciation:	(69)
Net unrealized appreciation:	$4,054

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Value

	MUTUAL FUNDS - 10.40%
1,626	AllianzGI Structured Return Fund	$25,658
2,447	AQR Style Premia Alternative LV Fund - Class I	25,570
2,339	JPMorgan Hedged Equity Fund	36,448
	TOTAL MUTUAL FUNDS (Cost - $86,681)	87,676

	EXCHANGE TRADED FUNDS - 91.72%
	DEBT FUND - 46.53%
723	iShares 1-3 Year Credit Bond ETF	76,703
832	iShares GNMA Bond ETF	42,565
744	iShares 0-5 Year High Yield Corporate Bond ETF	34,477
2217	SPDR Doubleline Total Return Tactical ETF	110,673
677	Vanguard Intermediate-Term Bond ETF	59,623
840	Vanguard Short-Term Bond ETF	68,091
		392,132
	EQUITY FUND - 45.19%
739	JPMorgan Diversified Return International Equity ETF	36,566
2,230	Schwab U.S. Large-Cap Growth ETF	117,008
2,216	Schwab U.S. Large-Cap Value ETF	99,255
338	Schwab U.S. Small-Cap ETF	18,262
642	Schwab International Small-Cap Equity ETF	18,486
445	Vanguard Mid-Cap Growth ETF	45,341
515	Vanguard Mid-Cap Value ETF	45,876
		380,794
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $750,639)	772,926

	SHORT-TERM INVESTMENT - 9.17%
	MONEY MARKET FUND
77,254	Goldman Sachs Financial Square Funds - Government, 0.29% + (Cost - $77,254)	77,254

	TOTAL INVESTMENTS - 111.29% (Cost - $914,574) (a)	$937,856
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.29)%	(95,187)
	TOTAL NET ASSETS - 100.00%	$842,669

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $914,614 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$23,956
Unrealized depreciation:	(714)
Net unrealized appreciation:	$23,242

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Value

	MUTUAL FUNDS - 6.45%
4,399	AQR Style Premia Alternative LV Fund	$45,966
3,438	JPMorgan Hedged Equity Fund	55,968
	TOTAL MUTUAL FUNDS (Cost - $100,697)	101,934

	EXCHANGE TRADED FUNDS - 89.53%
	DEBT FUND - 29.09%
2,920	AllianzGI Structured Return Fund	46,084
722	iShares 1-3 Year Credit Bond ETF	76,597
1196	iShares GNMA Bond ETF	61,188
1335	iShares 0-5 Year High Yield Corporate Bond ETF	61,864
1840	SPDR Doubleline Total Return Tactical ETF	91,853
870	Vanguard Intermediate-Term Bond ETF	76,621
566	Vanguard Short-Term Bond ETF	45,880
		460,087
	EQUITY FUND - 60.44%
2,530	JPMorgan Diversified Return International Equity ETF	125,184
5,059	Schwab U.S. Large-Cap Growth ETF	265,446
5,613	Schwab U.S. Large-Cap Value ETF	251,406
584	Schwab U.S. Small-Cap ETF	31,553
1,083	Schwab International Small-Cap Equity ETF	31,185
1,229	Vanguard Mid-Cap Growth ETF	125,223
1,412	Vanguard Mid-Cap Value ETF	125,781
		955,778
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $1,364,191)	1,415,865

	SHORT-TERM INVESTMENT - 36.82%
	MONEY MARKET FUND
582,294	Goldman Sachs Financial Square Funds - Government, 0.29% + (Cost - $582,294)	582,294

	TOTAL INVESTMENTS - 132.80% (Cost - $2,047,182) (a)	$2,100,093
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.80)%	(518,606)
	TOTAL NET ASSETS - 100.00%	$1,581,487

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,047,220 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$53,106
Unrealized depreciation:	(233)
Net unrealized appreciation:	$52,873

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Value

	MUTUAL FUNDS - 6.72%
1,040	AQR Style Premia Alternative LV Fund	$10,858
917	JPMorgan Hedged Equity Fund	14,924
	TOTAL MUTUAL FUNDS - (Cost - $25,233)	25,782

	EXCHANGE TRADED FUNDS - 87.98%
	DEBT FUND - 15.18%
690	AllianzGI Structured Return Fund	10,894
286	iShares GNMA Bond ETF	14,632
316	iShares 0-5 Year High Yield Corporate Bond ETF	14,644
362	SPDR Doubline Total Return Tactical ETF	18,071
		58,241
	EQUITY FUND - 72.80%
751	JPMorgan Diversified Return International Equity ETF	37,160
1,413	Schwab U.S. Large-Cap Growth ETF	74,140
1,501	Schwab U.S. Large-Cap Value ETF	67,230
208	Schwab U.S. Small-Cap ETF	11,238
386	Schwab International Small-Cap Equity ETF	11,115
365	Vanguard Mid-Cap Growth ETF	37,190
462	Vanguard Mid-Cap Value ETF	41,155
		279,228
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $321,084)	337,469

	SHORT-TERM INVESTMENT - 12.67%
	MONEY MARKET FUND
48,604	Goldman Sachs Financial Square Funds - Government, 0.29% + (Cost - $48,604)	48,604

	TOTAL INVESTMENTS - 107.37% (Cost - $394,921) (a)	$411,855
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.37)%	(28,280)
	TOTAL NET ASSETS - 100.00%	$383,575

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $394,921 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$16,934
Unrealized depreciation:	—
Net unrealized appreciation:	$16,934

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Value

	MUTUAL FUNDS - 9.73%
408	AQR Style Premia Alternative LV Fund	$4,266
799	JPMorgan Hedged Equity Fund	13,003
	TOTAL MUTUAL FUNDS - (Cost - $16,894)	17,269

	EXCHANGE TRADED FUNDS - 109.95%
	DEBT FUND - 6.08%
272	AllianzGI Structured Return Fund	4,298
140	iShares 0-5 Year High Yield Corporate Bond ETF	6,487
		10,785
	EQUITY FUND - 103.87%
429	JPMorgan Diversified Return International Equity ETF	21,227
904	Schwab U.S. Large-Cap Growth ETF	47,433
1,029	Schwab U.S. Large-Cap Value ETF	46,089
123	Schwab U.S. Small-Cap ETF	6,646
289	Schwab International Small-Cap Equity ETF	8,322
319	Vanguard Mid-Cap Value ETF	28,416
257	Vanguard Mid-Cap Growth ETF	26,186
		184,319
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $184,235)	195,104

	SHORT-TERM INVESTMENT - 3.09%
	MONEY MARKET FUND
5,485	Goldman Sachs Financial Square Funds - Government, 0.29% + (Cost - $5,485)	5,485

	TOTAL INVESTMENTS - 122.77% (Cost - $206,614) (a)	$217,858
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.77)%	(40,403)
	TOTAL NET ASSETS - 100.00%	$177,455

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $206,614 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$11,495
Unrealized depreciation:	(251)
Net unrealized appreciation:	$11,244

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2016

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$349,655	$914,574	$2,047,182	$394,921	$206,614
Investments in Securities at Value	$353,716	$937,856	$2,100,093	$411,855	$217,858
Cash	—	—	4,037	7,522	—
Due from Related Parties	—	—	—	8,941	—
Due from Advisor	—	—	20,712	—	—
Receivable for Fund Shares Sold	2,875	—	54,070	38,315	1,000
Dividends and Interest Receivable	6	10	14	4	2
Prepaid Expenses and Other Assets	1,326	983	5,566	1,773	4,828
Total Assets	357,923	938,849	2,184,492	468,410	223,688

Liabilities:
Payable for Securities Purchased	29,228	60,221	546,340	41,556	—
Payable to Related Parties	5,441	13,339	29,571	—	3,721
Accrued Advisory Fees	25,801	1,269	—	23,671	22,494
Accrued Distribution Fees	293	138	2,210	549	875
Accrued Expenses and Other Liabilities	19,149	21,213	24,884	19,059	19,143
Total Liabilities	79,912	96,180	603,005	84,835	46,233

Net Assets (Unlimited shares of no par value interest authorized)	$278,011	$842,669	$1,581,487	$383,575	$177,455

Composition of Net Assets:
At June 30, 2016, Net Assets consisted of:
Paid-in-Capital	$274,915	$834,008	$1,567,463	$372,054	$174,134
Accumulated Net Investment Income (Loss)	262	1,416	435	51	(206)
Accumulated Net Realized Loss From Security Transactions	(1,227)	(16,037)	(39,322)	(5,464)	(7,717)
Net Unrealized Appreciation on Investments	4,061	23,282	52,911	16,934	11,244
Net Assets	$278,011	$842,669	$1,581,487	$383,575	$177,455

Class A Net Assets	$132,920	$759,418	$536,343	$162,510	$21,600
Share of Beneficial Interest Outstanding	13,050	75,512	53,342	16,257	2,131
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$10.19	$10.06	$10.05	$10.00	$10.14
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$10.73	$10.59	$10.58	$10.53	$10.67

Class C Net Assets	$141,546	$12,897	$376,395	$122,225	$120,676
Share of Beneficial Interest Outstanding	13,918	1,282	37,652	12,294	11,968
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.17	$10.06	$10.00	$9.94	$10.08

Class I Net Assets	$3,545	$70,354	$668,749	$98,840	$35,179
Share of Beneficial Interest Outstanding	348	6,996	66,497	9,884	3,481
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.19	$10.06	$10.06	$10.00	$10.11

(a)	On investments of $50,000 or more, the offering price is reduced

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS *
For the Period August 24, 2015 to June 30, 2016

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth Fund	Income Fund	Growth	Growth Fund
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$1,414	$6,314	$11,045	$2,609	$2,159
Interest Income	26	59	85	31	27
Total Investment Income	1,440	6,373	11,130	2,640	2,186

Expenses:
Investment Advisory Fees	277	1,418	2,614	632	505
Distribution Fees - Class A	71	4	2,860	184	21
Distribution Fees - Class C	264	705	—	503	854
Audit Fees	12,000	12,000	12,000	12,000	12,000
Legal Fees	7,766	10,170	10,355	7,865	7,738
Trustees’ Fees	8,846	8,846	8,846	8,846	8,846
Registration & Filing Fees	256	188	2,883	1,293	956
Custody Fees	4,261	4,261	4,261	4,261	4,261
Printing Expense	3,932	5,394	6,864	4,264	3,519
Chief Compliance Officer Fees	2,005	4,277	10,276	2,741	2,619
Administration Fees	4,974	18,108	29,738	9,299	5,830
Transfer Agent Fees	1,624	6,978	11,529	3,766	2,099
Non 12b-1 Shareholder Servicing Fees	494	489	489	489	489
Miscellaneous Expenses	3,022	3,064	3,101	3,028	3,025
Total Expenses	49,792	75,902	105,816	59,171	52,762
Less: Expenses Waived/Reimbursed by the Adviser	(48,610)	(70,899)	(95,038)	(56,571)	(50,363)
Net Expenses	1,182	5,003	10,778	2,600	2,399
Net Investment Income (Loss)	258	1,370	352	40	(213)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(1,234)	(16,097)	(39,386)	(5,464)	(7,717)
Capital Gain Distributions from Other Investment Companies	7	60	64	—	—

Net Change in Unrealized Appreciation on Investments	4,061	23,282	52,911	16,934	11,244
Net Realized and Unrealized Gain on Investments	2,834	7,245	13,589	11,470	3,527

Net Increase in Net Assets Resulting From Operations	$3,092	$8,615	$13,941	$11,510	$3,314

*	The Funds commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period August 24, 2015 to June 30, 2016

For the
Period Ended
June 30, 2016 *
Operations:
Net Investment Income	$258
Net Realized Loss on Investments	(1,234)
Capital Gain Distributions from other Investment Companies	7
Net Change in Unrealized Appreciation on Investments	4,061
Net Increase in Net Assets
Resulting From Operations	3,092

Capital Share Transactions:
Class A
Proceeds from Shares Issued (14,104)	141,946
Payment for Shares Redeemed (1,054)	(10,547)
Class C
Proceeds from Shares Issued (13,918)	140,010
Class I
Proceeds from Shares Issued (348)	3,510
Total Capital Share Transactions	274,919

Total Increase in Net Assets	278,011

Net Assets:
Beginning of Period	—
End of Period (including accumulated net investment income of $262)	$278,011

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period August 24, 2015 to June 30, 2016

For the
Period Ended
June 30, 2016 *
Operations:
Net Investment Income	$1,370
Net Realized Loss on Investments	(16,097)
Capital Gain Distributions from other Investment Companies	60
Net Change in Unrealized Appreciation on Investments	23,282
Net Increase in Net Assets
Resulting From Operations	8,615

Capital Share Transactions:
Class A
Proceeds from Shares Issued (75,512)	751,798
Class C
Proceeds from Shares Issued (1,282)	12,810
Class I
Proceeds from Shares Issued (6,996)	69,446
Total Capital Share Transactions	834,054

Total Increase in Net Assets	842,669

Net Assets:
Beginning of Period	—
End of Period (including accumulated net investment income of $1,416)	$842,669

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period August 24, 2015 to June 30, 2016

For the
Period Ended
June 30, 2016 *
Operations:
Net Investment Income	$352
Net Realized Loss on Investments	(39,386)
Capital Gain Distributions from other Investment Companies	64
Net Change in Unrealized Appreciation on Investments	52,911
Net Increase in Net Assets
Resulting From Operations	13,941

Capital Share Transactions:
Class A
Proceeds from Shares Issued (57,925)	574,473
Payment for shares redeemed (4,583)	(45,682)
Class C
Proceeds from Shares Issued (37,656)	379,126
Payment for shares redeemed (4)	(45)
Class I
Proceeds from Shares Issued (66,497)	659,674
Total Capital Share Transactions	1,567,546

Total Increase in Net Assets	1,581,487

Net Assets:
Beginning of Period	—
End of Period (including accumulated net investment income of $435)	$1,581,487

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period August 24, 2015 to June 30, 2016

For the
Period Ended
June 30, 2016 *
Operations:
Net Investment Income	$40
Net Realized Loss on Investments	(5,464)
Net Change in Unrealized Appreciation on Investments	16,934
Net Increase in Net Assets
Resulting From Operations	11,510

Capital Share Transactions:
Class A
Proceeds from Shares Issued (16,356)	156,658
Payments for Shares Redeemed (99)	(974)
Class C
Proceeds from Shares Issued (12,294)	118,717
Class I
Proceeds from Shares Issued (9,884)	97,664
Total Capital Share Transactions	372,065

Total Increase in Net Assets	383,575

Net Assets:
Beginning of Period	—
End of Period (including accumulated net investment income of $51)	$383,575

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period August 24, 2015 to June 30, 2016

For the
Period Ended
June 30, 2016 *
Operations:
Net Investment Loss	$(213)
Net Realized Loss on Investments	(7,717)
Net Change in Unrealized Appreciation on Investments	11,244
Net Increase in Net Assets
Resulting From Operations	3,314

Capital Share Transactions:
Class A
Proceeds from Shares Issued (2,835)	28,400
Payment for shares redeemed (704)	(7,249)
Class C
Proceeds from Shares Issued (11,969)	118,495
Payment for shares redeemed (1)	(15)
Class I
Proceeds from Shares Issued (3,481)	34,510
Total Capital Share Transactions	174,141

Total Increase in Net Assets	177,455

Net Assets:
Beginning of Period	—
End of Period (including accumulated net investment loss of $206)	$177,455

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	June 30, 2016*	June 30, 2016*	June 30, 2016*

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.09	(0.02)	0.12
Net gain from securities
(both realized and unrealized)	0.10	0.19	0.07
Total from operations	0.19	0.17	0.19

Net Asset Value, End of Period	$10.19	$10.17	$10.19
Total Return (b)(e)(f)	1.90%	1.70%	1.90%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$133	$142	$4
Ratio of expenses to average net assets,
before reimbursement (c)(d)	88.37%	89.12%	88.12%
net of reimbursement (c)(d)	1.75%	2.50%	1.50%
Ratio of net investment income (loss) to average net assets (c)(d)	1.04%	(0.18)	1.40%
Portfolio turnover rate (e)	44.11%	44.11%	44.11%

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	June 30, 2016*	June 30, 2016*	June 30, 2016*

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.04	0.16	0.09
Net gain (loss) from securities
(both realized and unrealized)	0.02	(0.10)	(0.03)
Total from operations	0.06	0.06	0.06

Net Asset Value, End of Period	$10.06	$10.06	$10.06
Total Return (b)(e)(f)	0.60%	0.60%	0.60%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$759	$13	$70
Ratio of expenses to average net assets,
before reimbursement (c)(d)	26.54%	27.29%	26.29%
net of reimbursement (c)(d)	1.75%	2.50%	1.50%
Ratio of net investment income to average net assets (c)(d)	0.47%	1.84%	1.01%
Portfolio turnover rate (e)	67.12%	67.12%	67.12%

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	June 30, 2016*	June 30, 2016*	June 30, 2016*

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.03	(0.03)	(0.02)
Net gain from securities
(both realized and unrealized)	0.02	0.03	0.08
Total from operations	0.05	(0.00)	0.06

Net Asset Value, End of Period	$10.05	$10.00	$10.06
Total Return (b)(e)(f)	0.50%	0.00%	0.60%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$536	$376	$669
Ratio of expenses to average net assets,
before reimbursement (c)(d)	19.78%	20.53%	19.53%
net of reimbursement (c)(d)	1.75%	2.50%	1.50%
Ratio of net investment income (loss) to average net assets (c)(d)	0.40%	(0.39)%	(0.18)%
Portfolio turnover rate (e)	89.86%	89.86%	89.86%

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A		Class C		Class I
	Period Ended		Period Ended		Period Ended
	June 30, 2016*		June 30, 2016*		June 30, 2016*

Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.03		(0.03)		0.06
Net loss from securities
(both realized and unrealized)	(0.03	) (f)	(0.03	) (f)	(0.06	) (f)
Total from operations	0.00		(0.06)		0.00

Net Asset Value, End of Period	$10.00		$9.94		$10.00
Total Return (b)(e)	0.00%		(0.60)%		0.00%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$163		$122		$99
Ratio of expenses to average net assets,
before reimbursement (c)(d)	46.16%		46.91%		45.91%
net of reimbursement (c)(d)	1.75%		2.50%		1.50%
Ratio of net investment income (loss) to average net assets (c)(d)	0.31%		(0.41)%		0.65%
Portfolio turnover rate (e)	70.86%		70.86%		70.86%

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	June 30, 2016*	June 30, 2016*	June 30, 2016*

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.04	(0.03)	0.05
Net gain from securities
(both realized and unrealized)	0.10	0.11	0.06
Total from operations	0.14	0.08	0.11

Net Asset Value, End of Period	$10.14	$10.08	$10.11
Total Return (b)(e)	1.40%	0.80%	1.10%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$22	$121	$35
Ratio of expenses to average net assets,
before reimbursement (c)(d)	51.22%	51.97%	50.97%
net of reimbursement (c)(d)	1.75%	2.50%	1.50%
Ratio of net investment income (loss) to average net assets (c)(d)	0.43%	(0.34)%	0.60%
Portfolio turnover rate (e)	79.72%	79.72%	79.72%

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2016

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund each a “Fund” and collectively (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a non-diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$22,804	$—	$—	$22,804
Exchange Traded Funds	296,905	—	—	296,905
Short-Term Investment	34,007			34,007
Total	$353,716	$—	$—	$353,716

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$87,676	$—	$—	$87,676
Exchange Traded Funds	772,926	—	—	772,926
Short-Term Investment	77,254	—	—	77,254
Total	$937,856	$—	$—	$937,856

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$101,934	$—	$—	$101,934
Exchange Traded Funds	1,415,865	—	—	1,415,865
Short-Term Investments	582,294	—	—	582,294
Total	$2,100,093	$—	$—	$2,100,093

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$25,782	$—	$—	$25,782
Exchange Traded Funds	337,469	—	—	337,469
Short-Term Investment	48,604	—	—	48,604
Total	$411,855	$—	$—	$411,855

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$17,269	$—	$—	$17,269
Exchange Traded Funds	195,104	—	—	195,104
Short-Term Investment	5,485	—	—	5,485
Total	$217,858	$—	$—	$217,858

The Funds did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period for the Funds. It is the Funds’ policy to record transfers into or out any level at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2016 tax returns.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$357,816	$40,935
Ladenburg Income & Growth Fund	1,116,117	262,700
Ladenburg Growth & Income Fund	2,150,765	646,491
Ladenburg Growth Fund	476,850	125,126
Ladenburg Aggressive Growth Fund	322,066	113,220

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Ladenburg Thalmann Asset Management Inc. (LTAM) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM investment advisory services are provided to each Fund. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Portfolio

During the period ended June 30, 2016, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$277
Ladenburg Income & Growth Fund	1,418
Ladenburg Growth & Income Fund	2,614
Ladenburg Growth	632
Ladenburg Aggressive Growth Fund	505

The Funds’ adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2016, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the adviser) of each Fund does not exceed 1.75%, 2.50% and 1.50% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.

During the period ended June 30, 2016, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through June 30, 2019, for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$48,610
Ladenburg Income & Growth Fund	70,899
Ladenburg Growth & Income Fund	95,038
Ladenburg Growth Fund	56,571
Ladenburg Aggressive Growth Fund	50,363

The Trust, with respect to the Funds, has adopted a Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (The “Distributor”), as compensation for Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the period ended June 30, 2016 the Funds were charged pursuant to the Plan as follows:

Fund	12b-1 Fees
Ladenburg Income Fund	$335
Ladenburg Income & Growth Fund	709
Ladenburg Growth & Income Fund	2,860
Ladenburg Growth Fund	687
Ladenburg Aggressive Growth Fund	875

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended June 30, 2016, the Distributor received $7,185, $25,145, $12,038, $4,725, and $1,185 for Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund respectively in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income, Ladenburg Growth, Ladenburg Growth & Income and Ladenburg Income & Growth Fund $970, $599, $1,440 and 4,158 was retained by the principal underwriter or other affiliated broker-dealers. Aggressive Growth did not have any fees retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, Ladenburg Thalmann & Co, Inc., and affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the period ended June 30, 2016

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2016 National Financial Services held 36.39% of the Ladenburg Income Fund and may be deemed to control the Fund. As of June 30, 2016 Michael Quinn held 68.07% of the Ladenburg Aggressive Growth Fund and may be deemed to control the Fund.

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth & Income Fund currently invests a significant portion of its assets in Goldman Sachs Financial Square Funds and the Ladenburg Aggressive Growth Fund currently invests a significant portion of its assets in the Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF (collectively “the Securities”). Each Fund may redeem

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

their investment from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Funds may be directly affected by the performance of the Securities. The financial statements of the Securities, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Funds’ financial statements. As of June 30, 2016, the percentage of the

Ladenburg Growth & Income Funds’ net assets invest in Goldman Sachs Financial Square Funds was 36.82% and Ladenburg Aggressive Growth Funds’ net assets invested in Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large Cap Value ETF was 26.73% and 25.97%, respectively.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the period ended June 30, 2016.

As of June 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ladenburg Income Fund	$262	$—	$(1,220)	$—	$—	$4,054	$3,096
Ladenburg Income & Growth Fund	1,416	—	(15,997)	—	—	23,242	8,661
Ladenburg Growth & Income Fund	435	—	(39,284)	—	—	52,873	14,024
Ladenburg Growth Fund	51	—	(5,464)	—	—	16,934	11,521
Ladenburg Aggressive Growth Fund	—	—	(7,923)	—	—	11,244	3,321

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Ladenburg Income Fund	$—
Ladenburg Income & Growth Fund	—
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	—
Ladenburg Aggressive Growth Fund	206

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Ladenburg Income Fund	$1,220
Ladenburg Income & Growth Fund	15,997
Ladenburg Growth & Income Fund	39,284
Ladenburg Growth Fund	5,464
Ladenburg Aggressive Growth Fund	7,717

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expense, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
Ladenburg Income Fund	$(4)	$4	$—
Ladenburg Income & Growth Fund	(46)	46	—
Ladenburg Growth & Income Fund	(83)	83	—
Ladenburg Growth Fund	(11)	11	—
Ladenburg Aggressive Growth Fund	(7)	7	—

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Funds financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund

We have audited the accompanying statements of assets and liabilities of the Ladenburg Income Fund, the Ladenburg Income & Growth Fund, the Ladenburg Growth & Income Fund, the Ladenburg Growth Fund and the Ladenburg Aggressive Growth Fund (the “Funds”), each a series of shares of beneficial interest in the Northern Lights Fund Trust, including the portfolios of investments as of June 30, 2016, and the related statements of operations, statements of changes in net assets and financial highlights for the period August 24, 2015 (commencement of operations) to June 30, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ladenburg Income Fund, the Ladenburg Income & Growth Fund, the Ladenburg Growth & Income Fund, the Ladenburg Growth Fund and the Ladenburg Aggressive Growth Fund as of June 30, 2016, and the results of their operations, the changes in their net assets and their financial highlights for the period August 24, 2015 (commencement of operations) to June 30, 2016 in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 29, 2016

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2016

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning January 1, 2016 and held through June 30, 2016.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	1/1/16	06/30/16	Period*	06/30/16	Period*
Ladenburg Income Fund	1.75%	$1,000.00	$1,020.28	$8.88	$1,016.16	$8.77
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,020.30	$8.79	$1,016.16	$8.77
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,014.10	$8.76	$1,016.16	$8.77
Ladenburg Growth Fund	1.75%	$1,000.00	$1,013.20	$8.76	$1,016.16	$8.77
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,029.40	$8.83	$1,016.16	$8.77

Class C
Ladenburg Income Fund	2.50%	$1,000.00	$1,038.80	$12.67	$1,012.43	$12.51
Ladenburg Income & Growth Fund	2.50%	$1,000.00	$1,020.28	$12.56	$1,012.43	$12.51
Ladenburg Growth & Income Fund	2.50%	$1,000.00	$1,011.12	$12.50	$1,012.43	$12.51
Ladenburg Growth Fund	2.50%	$1,000.00	$1,009.10	$12.49	$1,012.43	$12.51
Ladenburg Aggressive Growth Fund	2.50%	$1,000.00	$1,024.40	$12.58	$1,012.43	$12.51

Class I
Ladenburg Income Fund	1.50%	$1,000.00	$1,040.90	$7.61	$1,017.40	$7.52
Ladenburg Income & Growth Fund	1.50%	$1,000.00	$1,020.30	$7.53	$1,017.40	$7.52
Ladenburg Growth & Income Fund	1.50%	$1,000.00	$1,013.10	$7.52	$1,017.40	$7.52
Ladenburg Growth Fund	1.50%	$1,000.00	$1,013.20	$7.53	$1,017.40	$7.52
Ladenburg Aggressive Growth Fund	1.50%	$1,000.00	$1,027.40	$7.56	$1,017.40	$7.52

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended June (182) divided by the number of days in the fiscal year (366).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2016

Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund* – Adviser: Ladenburg Thalmann Asset Management, Inc.

In connection with the regular meeting held on May 19 & 20, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (“LTAM”) and the Trust, with respect to Ladenburg Aggressive Growth Fund (“Ladenburg Aggressive”), Ladenburg Growth Fund (“Ladenburg Growth”), Ladenburg Growth & Income Fund (“Ladenburg Growth & Income”), Ladenburg Income & Growth (“Ladenburg Income & Growth”) and Ladenburg Income Fund (“Ladenburg Income”) (each a “Fund” and collectively the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that LTAM was established in 1982 as a wholly owned subsidiary of Ladenburg Thalmann Financial Services Inc., a financial services company. The Trustees considered that LTAM currently manages over $2 billion in assets, providing investment consulting services specializing in market analysis, due diligence, fund selection, asset allocation and diversification strategies for high net worth individuals, families, foundations, endowments, retirement plans and profit sharing plans. The Board reviewed the background information of the key investment personnel that would be responsible for servicing the Ladenburg Funds, taking into consideration their education and level of financial industry experience with regard to creating customized investment solutions, and the investment team’s knowledge of operations, trading, research, legal, risk management, compliance and marketing. The Board reviewed LTAM’s investment process, observing that to meet each Fund’s objective, the Funds will primarily invest in ETFs, and if necessary, mutual funds and ETNs, to permit LTAM to construct portfolios that will be managed as an asset allocation product. The Board observed that LTAM’s investment committee supports the portfolio manager with additional research with respect to the macro-economy in order to determine when tactical reallocations or rebalancing should occur and when adjustments should be made to the weightings between asset classes, market caps and geographic regions. The Board reviewed LTAM’s risk mitigation strategies, which involve the research team evaluating and ensuring that the ETF strategies have a low correlation among each other and allocating to various ETFs of differing sub-asset classes for diversification. The Board reviewed LTAM’s approach to best execution, noting LTAM will transact security trades for the Funds through its affiliated broker-dealer, Ladenburg Thalmann & Co., using an industry competitive pricing structure with a maximum cost limit regardless of size, which the Board considered reasonable. The Board also noted that LTAM will use a third party auditing firm to provide best execution analysis of execution prices, volume of trades, speed of execution and price improvement, which the Board

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considered a good practice. The Board noted that while LTAM has had no material compliance or litigation issues within the past 24 months, there were litigation and regulatory matters occurring with LTAM’s affiliates, which the Board reviewed and determined were not material to LTAM’s ability to manage the Funds. Certain Trustees who also serve as trustees to a closed-end investment company advised by LTAM acknowledged their familiarity with LTAM and investment team, and they indicated that they have had a good relationship with the team who have each been accessible, candid, and responsive to the Trustees’ comments and recommendations. The Board concluded that LTAM should provide a high level of quality service to the Funds to the benefit of each Fund’s future shareholders.

Performance.

Ladenburg Aggressive. The Trustees noted that the objective of the Fund is to maximize long-term growth of capital, and they reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They noted that since its inception through January 1, 2015, the composite performed in line with the S&P 500 when measured based on gross of fees. They noted that the composite’s portfolio statistics over the past three years indicated that the composite was very similar to the S&P 500. They concluded that the strategy appeared to accomplish the proposed objective of the Fund, and that LTAM should be permitted to manage the Fund.

Ladenburg Growth. The Trustees noted that the objective of the Fund is long term growth with less volatility than stock markets in general, and they reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They examined the composite’s alpha, Sharpe ratio and beta over the past three years, and they noted that the composite exhibited portfolio statistics that were similar to but slightly more conservative than the S&P 500. They noted that the composite exhibited an alpha before fees of 0.40%, and that the composite’s Sharpe ratio was very similar to the S&P 500 before fees. They also noted that the composite exhibited a beta of 0.75. They considered that since its inception through January 31, 2015, the composite’s annualized return gross of fees was slightly less than that of the S&P 500, and they reasoned that such a result was to be expected given the slightly more conservative nature of the strategy. They concluded that the strategy appeared to meet the proposed objective of the Fund, and that LTAM should be permitted to manage the Fund.

Ladenburg Growth & Income. The Trustees noted that the objective of the Fund is long term growth with some income, and they reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They examined the composite’s standard deviation, Sharpe ratio, alpha and beta over the past three years. They noted that the composite exhibited a standard deviation of 9.12% as compared to 14.10% for the S&P 500, and that it exhibited positive alpha before fees of 1.32%. They also noted that the composite showed a beta of 0.59, which appeared to be more conservative than the S&P 500, and as a result, the strategy gave up some returns as compared to the index. They noted that despite such underperformance, the composite provided some growth in accordance with its objective. They further noted that, over the past three years, the composite outperformed the Barclays U.S./Government Credit Index, which would be desired from a strategy focused on growth and income. The Trustees concluded that the strategy appeared to

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accomplish the proposed objective of the Fund and that LTAM should be permitted to manage the Fund.

Ladenburg Income. The Trustees noted that the objective of the Fund is current income and capital preservation, and reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They noted that the composite showed a since inception return that was similar to that of the Barclays U.S. Government/Credit Intermediate Index. They also examined the composite’s beta, standard deviation and alpha over the past three years. They noted the composite exhibited a beta of 0.24 compared to the S&P 500 that appeared to confirm the conservative nature of the strategy. They also considered that the composite exhibited a low standard deviation, which was consistent with the objective of capital preservation. They further noted that the composite generated positive alpha of 1.94% before fees and 0.53% net of fees. They reasoned that the strategy’s performance reflected LTAM’s ability to generate current income while preserving capital, consistent with the Fund’s objective, and that LTAM should be given the opportunity to manage the strategy in a mutual fund format.

Ladenburg Income & Growth. The Trustees noted that the objective of the Fund is current income and capital preservation, with some growth, and they reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They also examined the composite’s standard deviation, alpha, beta and Sharpe ratio over the past three years. They noted the composite exhibited a standard deviation of less than half of that of the S&P 500, which, they reasoned, is consistent with an objective of income and capital preservation. They also noted that the composite exhibited positive alpha of 1.86% before fees and 0.56% after fees, which appeared to be consistent with the objective of some capital growth. They noted a relatively low beta of 0.36, which they concluded was consistent with the conservative nature of the strategy. They considered that the strategy exhibited a Sharpe ratio of 0.75% before fees and 0.54% after fees, which was positive compared to the Sharpe ratio of 0.50% for the S&P 500. They observed that over the past three years, the composite generally performed within the spread between the S&P 500 and the Barclays U.S./Government Credit Index, and they concluded that the strategy appeared to be meeting the proposed objective of the Fund and that LTAM should be permitted to manage the Fund.

Fees and Expenses. The Trustees considered the proposed advisory fee of 0.50% for each Ladenburg Fund, and noted that for each Fund (with the exception of Ladenburg Growth & Income), the fee was slightly above the averages of the peer groups and Morningstar category, but that each fee was well within the range of each comparative peer group. They discussed the fact that for Ladenburg Growth & Income, the proposed advisory fee was slightly lower than the peer group average. They noted the structure of the Funds as funds of ETFs, and discussed the peer groups of each Fund, noting that the addition of some funds of affiliated funds in the peer group tended to lower the average advisory fee. After further discussion, the Trustees concluded that based on comparative fees, LTAM’s willingness to cap expenses, and LTAM’s proven track record, the proposed advisory fees were not unreasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds. They noted that LTAM conservatively anticipated that each Fund would grow to between $5 and $10 million in the next 12 months, and noted that

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much of each Fund’s assets would initially come from existing clients of LTAM. They noted that LTAM indicated its willingness to discuss breakpoints with the Board as each Fund grows. The Trustees concluded that economies would likely not be achieved in the near term, and agreed that the matter of economies of scale would be revisited as the size of each Fund materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by LTAM. The Trustees considered the anticipated profits to be realized by LTAM in connection with its relationship with each Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to each Fund. The Trustees noted that LTAM estimates realizing a modest loss on each Fund during the initial fiscal year. The Trustees concluded that the anticipated level of profit was not excessive.

Conclusion. Having requested and received such information from LTAM as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the future shareholders of each of Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income Fund and Ladenburg Income & Growth Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

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The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	119	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	119	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund; Altegris KKR Commitments Fund (since 2014) and Ramius Archview Credit and Distressed Fund (since 2015)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	107	AdvisorOne Funds (2004- 2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Greenwich Advisers Trust (2007- February 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010- 2013); Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	107	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	146	Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	146	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (2007-2012); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007)

6/30/16 – NLFT_v1

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Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	107	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), Northern Lights Variable Trust (“NLVT”) and Two Roads Shared Trust.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-803-6583.

6/30/16 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
570 Lexington Ave., 11th Floor
New York, NY 10022

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2016 - $50,000

(b)	Audit-Related Fees
2016 – None

(c)	Tax Fees

2016 - $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2016

Audit-Related Fees:      0.00%

Tax Fees:      0.00%

All Other Fees:      0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $10,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/8/16

By (Signature and Title)

/s/Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 9/8/16